RELATED PARTIES (Details) - bbl		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Agricola Ranquillon SpA [Member]
Statement [Line Items]
Country	[1]	Chile
Functional Currency	[1]	U.S. dollar
% Ownership interest	[1]	98.58669	0
Agricola Ranquillon SpA [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	[1]	0	0
Agricola Ranquillon SpA [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	[1]	98.58669	0
Agricola San Carlos SpA [Member]
Statement [Line Items]
Country	[1]	Chile
Functional Currency	[1]	U.S. dollar
% Ownership interest	[1]	99.94849	0
Agricola San Carlos SpA [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	[1]	0	0
Agricola San Carlos SpA [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	[1]	99.94839	0
Agricola Santa Emilia SpA [Member]
Statement [Line Items]
Country	[1]	Chile
Functional Currency	[1]	U.S. dollar
% Ownership interest	[1]	99.94839	0
Agricola Santa Emilia SpA [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	[1]	0	0
Agricola Santa Emilia SpA [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	[1]	99.94839	0
Agricola Santa Isabel SpA [Member]
Statement [Line Items]
Country	[1]	Chile
Functional Currency	[1]	U.S. dollar
% Ownership interest	[1]	99.94839	0
Agricola Santa Isabel SpA [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	[1]	0	0
Agricola Santa Isabel SpA [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	[1]	99.94839	0
Agricola Siberia SpA [Member]
Statement [Line Items]
Country	[1]	Chile
Functional Currency	[1]	U.S. dollar
% Ownership interest	[1]	98.58669	0
Agricola Siberia SpA [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	[1]	0	0
Agricola Siberia SpA [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	[1]	98.58669	0
Agricola Trupan SpA [Member]
Statement [Line Items]
Country	[1]	Chile
Functional Currency	[1]	U.S. dollar
% Ownership interest	[1]	98.58669	0
Agricola Trupan SpA [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	[1]	0	0
Agricola Trupan SpA [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	[1]	98.58669	0
Arauco Argentina S.A. [Member]
Statement [Line Items]
Country		Argentina
Functional Currency		U.S. dollar
% Ownership interest		99.9801	99.97998
Arauco Argentina S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		9.9707	9.9707
Arauco Argentina S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		90.0094	90.00928
Arauco Australia Pty Ltd [Member]
Statement [Line Items]
Country		Australia
Functional Currency		U.S. dollar
% Ownership interest		99.99898	99.99898
Arauco Australia Pty Ltd [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0	0
Arauco Australia Pty Ltd [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		99.99898	99.99898
Arauco Bioenergia S.A. [Member]
Statement [Line Items]
Country		Chile
Functional Currency		U.S. dollar
% Ownership interest		99.99897	99.99897
Arauco Bioenergia S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		98	98
Arauco Bioenergia S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		1.99897	1.99897
Arauco Canada Ltd. [Member]
Statement [Line Items]
Country		Canada
Functional Currency		Canadian dollar
% Ownership interest		99.99911	99.99898
Arauco Canada Ltd. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0	0
Arauco Canada Ltd. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		99.99911	99.99898
Arauco Celulose do Brasil S.A. [Member]
Statement [Line Items]
Country		Brazil
Functional Currency		Brazilian real
% Ownership interest	[2]	99.99907	0
Arauco Celulose do Brasil S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	[2]	0	0
Arauco Celulose do Brasil S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	[2]	99.99907	0
Arauco Colombia S.A. [Member]
Statement [Line Items]
Country		Colombia
Functional Currency		U.S. dollar
% Ownership interest		99.99825	99.9982
Arauco Colombia S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		1.47783	1.4778
Arauco Colombia S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		98.52042	98.5204
Arauco do Brasil S.A. [Member]
Statement [Line Items]
Country		Brazil
Functional Currency		Brazilian real
% Ownership interest		99.99912	99.99899
Arauco do Brasil S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		1.06807	1.0681
Arauco do Brasil S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		98.93105	98.93089
Arauco Europe Cooperatief U.A. [Member]
Statement [Line Items]
Country		Holanda
Functional Currency		U.S. dollar
% Ownership interest		99.99899	99.99898
Arauco Europe Cooperatief U.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0.52148	0.5215
Arauco Europe Cooperatief U.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		99.47751	99.47748
Arauco Florestal Arapoti S.A. [Member]
Statement [Line Items]
Country		Brazil
Functional Currency		Brazilian real
% Ownership interest		99.999	99.999
Arauco Florestal Arapoti S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0	0
Arauco Florestal Arapoti S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		99.999	99.999
Arauco Forest Brasil S A [Member]
Statement [Line Items]
Country		Brazil
Functional Currency		Brazilian real
% Ownership interest		99.99907	99.99908
Arauco Forest Brasil S A [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		8.68654	10.0809
Arauco Forest Brasil S A [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		91.31253	89.91818
Arauco Participaes Florestais Ltda. [Member]
Statement [Line Items]
Country		Brazil
Functional Currency		Brazilian real
% Ownership interest		99.99907	99.9991
Arauco Participaes Florestais Ltda. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0	0
Arauco Participaes Florestais Ltda. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		99.99907	99.9991
Arauco Industria de Mexico, S.A.de C.V. [Member]
Statement [Line Items]
Country		Mexico
Functional Currency		Mexican pesos
% Ownership interest		99.9991	99.99897
Arauco Industria de Mexico, S.A.de C.V. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0	0
Arauco Industria de Mexico, S.A.de C.V. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		99.9991	99.99897
Arauco Industria de Paineis S.A. [Member]
Statement [Line Items]
Country		Brazil
Functional Currency		Brazilian real
% Ownership interest		99.99912	99.999
Arauco Industria de Paineis S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0	0
Arauco Industria de Paineis S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		99.99912	99.999
Arauco Middle East DMCC [Member]
Statement [Line Items]
Country		Dubai
Functional Currency		U.S. dollar
% Ownership interest		99.99898	99.99898
Arauco Middle East DMCC [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0	0
Arauco Middle East DMCC [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		99.99898	99.99898
Arauco North America Inc [Member]
Statement [Line Items]
Country		United States
Functional Currency		U.S. dollar
% Ownership interest		99.99911	99.99898
Arauco North America Inc [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0.0001	0.0001
Arauco North America Inc [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		99.99901	99.99888
Arauco Peru S. A. [Member]
Statement [Line Items]
Country		Peru
Functional Currency		U.S. dollar
% Ownership interest		99.99898	99.99898
Arauco Peru S. A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0.00126	0.0013
Arauco Peru S. A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		99.99772	99.99768
Arauco Pulp Limited [Member]
Statement [Line Items]
Country	[3]	United Kingdom
Functional Currency	[3]	U.S. dollar
% Ownership interest	[3]	99.99898	0
Arauco Pulp Limited [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	[3]	0	0
Arauco Pulp Limited [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	[3]	99.99898	0
Arauco Ventures Limited [Member]
Statement [Line Items]
Country	[3]	United Kingdom
Functional Currency	[3]	U.S. dollar
% Ownership interest	[3]	99.99898	0
Arauco Ventures Limited [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	[3]	0	0
Arauco Ventures Limited [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	[3]	99.99898	0
Arauco Wood China Company Limited [Member]
Statement [Line Items]
Country		China
Functional Currency		U.S. dollar
% Ownership interest		99.99898	99.99898
Arauco Wood China Company Limited [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0	0
Arauco Wood China Company Limited [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		99.99898	99.99898
Arauco Wood Limited. [Member]
Statement [Line Items]
Country	[4]	United Kingdom
Functional Currency	[4]	U.S. dollar
% Ownership interest	[4]	100	0
Arauco Wood Limited. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	[4]	12.63126	0
Arauco Wood Limited. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	[4]	87.36874	0
Araucomex S.A. de C.V. [Member]
Statement [Line Items]
Country		Mexico
Functional Currency		U.S. dollar
% Ownership interest		99.99911	99.99898
Araucomex S.A. de C.V. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0.0005	0.0005
Araucomex S.A. de C.V. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		99.99861	99.99848
Araucomex Servicios, S.A. de C.V. [Member]
Statement [Line Items]
Country		Mexico
Functional Currency		Mexican pesos
% Ownership interest		99.99911	99.99899
Araucomex Servicios, S.A. de C.V. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0.33333	0.3333
Araucomex Servicios, S.A. de C.V. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		99.66578	99.66569
Consorcio Proteccion Fitosanitaria Forestal S.A. [Member]
Statement [Line Items]
Country		Chile
Functional Currency		Chilean pesos
% Ownership interest		56.82817	56.44801
Consorcio Proteccion Fitosanitaria Forestal S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0	0
Consorcio Proteccion Fitosanitaria Forestal S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		56.82817	56.4481
Empreendimentos Florestais Santa Cruz Ltda. [Member]
Statement [Line Items]
Country		Brazil
Functional Currency		Brazilian real
% Ownership interest		99.99866	99.99854
Empreendimentos Florestais Santa Cruz Ltda. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0	0
Empreendimentos Florestais Santa Cruz Ltda. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		99.99866	99.99854
Forestal Arauco SA [Member]
Statement [Line Items]
Country		Chile
Functional Currency		U.S. dollar
% Ownership interest		99.94839	99.9484
Forestal Arauco SA [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		99.94839	99.9484
Forestal Arauco SA [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		0	0
Forestal Cholguan S. A. [Member]
Statement [Line Items]
Country		Chile
Functional Currency		U.S. dollar
% Ownership interest		98.58669	98.58141
Forestal Cholguan S. A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0	0
Forestal Cholguan S. A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		98.58669	98.58141
Inversiones Arauco Internacional Ltda. [Member]
Statement [Line Items]
Country		Chile
Functional Currency		U.S. dollar
% Ownership interest		99.99898	99.99898
Inversiones Arauco Internacional Ltda. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		98.01862	98.0186
Inversiones Arauco Internacional Ltda. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		1.98036	1.98038
Investigaciones Forestales Bioforest S.A. [Member]
Statement [Line Items]
Country		Chile
Functional Currency		U.S. dollar
% Ownership interest		99.94891	99.94892
Investigaciones Forestales Bioforest S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		1	1
Investigaciones Forestales Bioforest S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		98.94891	98.94892
Leasing Forestal S.A. [Member]
Statement [Line Items]
Country		Argentina
Functional Currency		Argentine pesos
% Ownership interest		99.9801	99.98
Leasing Forestal S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0	0
Leasing Forestal S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		99.9801	99.98
Lemu Earth SpA [Member]
Statement [Line Items]
Country		Chile
Functional Currency		Chilean pesos
% Ownership interest	[5]	86.61426	86.61505
Lemu Earth SpA [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	[5]	0	0
Lemu Earth SpA [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	[5]	86.61426	86.61505
Lemu Global Limited [Member]
Statement [Line Items]
Country	[6]	United Kingdom
Functional Currency	[6]	U.S. dollar
% Ownership interest	[6]	99.99898	0
Lemu Global Limited [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	[6]	0	0
Lemu Global Limited [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	[6]	99.99898	0
Maderas Arauco Costa Rica SA [Member]
Statement [Line Items]
Country		Costa Rica
Functional Currency		U.S. dollar
% Ownership interest		99.99898	99.99898
Maderas Arauco Costa Rica SA [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0	0
Maderas Arauco Costa Rica SA [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		99.99898	99.99898
Maderas Arauco S.A. [Member]
Statement [Line Items]
Country		Chile
Functional Currency		U.S. dollar
% Ownership interest		99.9986	99.99948
Maderas Arauco S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0	99
Maderas Arauco S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		99.9986	0.99948
Mahal Empreendimentos e Participacoes S.A. [Member]
Statement [Line Items]
Country		Brazil
Functional Currency		Brazilian real
% Ownership interest		99.99901	99.99902
Mahal Empreendimentos e Participacoes S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0	0
Mahal Empreendimentos e Participacoes S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		99.99901	99.99902
Novo Oeste Gestao de Ativos Florestais S.A. [Member]
Statement [Line Items]
Country		Brazil
Functional Currency		Brazilian real
% Ownership interest		99.99907	99.99904
Novo Oeste Gestao de Ativos Florestais S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0	0
Novo Oeste Gestao de Ativos Florestais S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		99.99907	99.99904
Servicios Aereos Forestales Ltda. [Member]
Statement [Line Items]
Country		Chile
Functional Currency		U.S. dollar
% Ownership interest		99.99898	99.99898
Servicios Aereos Forestales Ltda. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0.01	0.01
Servicios Aereos Forestales Ltda. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		99.98898	99.98898
Servicios Logisticos Arauco S.A. [Member]
Statement [Line Items]
Country		Chile
Functional Currency		U.S. dollar
% Ownership interest		99.99923	99.99972
Servicios Logisticos Arauco S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		45	45
Servicios Logisticos Arauco S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		54.99923	54.99972
Woodaffix, LLC. [Member]
Statement [Line Items]
Country		United States
Functional Currency		U.S. dollar
% Ownership interest		99.99911	99.99911
Woodaffix, LLC. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0	0
Woodaffix, LLC. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		99.99911	99.99911

[1]	These companies were created in September of 2022.
[2]	This company was created in August of 2022.
[3]	These companies were created in October of 2022.
[4]	This company was created in May of 2022.
[5]	This company changed its name from ODD Industries SpA to Lemu Earth SpA, in November 2022.
[6]	This company was created in November of 2022.